Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Adviser Series
Entity Central Index Key	0001707560
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000224642
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to performance relative to the Index as both asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

Top Detractors from Performance

  Duration management and yield curve positioning contributed negatively to relative performance as the portfolio duration was positioned longer than the Index in a period of generally rising interest rates over the last fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares	Bloomberg US Aggregate Bond Index	ICE 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,687	$9,703	$11,535
8/31/2026	$12,147	$9,887	$11,963

Average Annual Return [Table Text Block]
Table Summary
Fund/IndexFootnote Reference*	1 Year	5 Years	Since Inception 2/3/2021
Class A Shares	3.93%	3.89%	3.55%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	(0.20)%
ICE 3-Month US Treasury Bill Index	3.71%	3.65%	3.27%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 324,307,307
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 150,122
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$324,307,307 Number of Investments119 Portfolio Turnover28% Total Advisory Fees Paid$150,122
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Paper	3.1%
Repurchase Agreements	9.8%
Other Repurchase Agreements	24.9%
Asset-Backed Securities	28.7%
Corporate Bonds	33.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 29, 2026, the Fund’s non-fundamental 80% investment policy changed to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.

     Paige Wilhelm retired on July 1, 2026. Effective upon her retirement, Ms. Wilhelm no longer serves as portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

     Effective December 1, 2026, Nicholas Findley, CFA, will serve as a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]

     Effective October 29, 2026, the Fund’s non-fundamental 80% investment policy changed to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000224641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Microshort Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA 3-Month US Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income consistent with capital preservation while maintaining liquidity by investing primarily in a diversified portfolio of investment-grade securities.

Top Contributors to Performance

  Sector and Security Selection both contributed positively to performance relative to the Index as both asset-backed securities and investment-grade corporate debt securities outperformed U.S. Treasuries during the last fiscal year.

Top Detractors from Performance

  Duration management and yield curve positioning contributed negatively to relative performance as the portfolio duration was positioned longer than the Index in a period of generally rising interest rates over the last fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE 3-Month US Treasury Bill Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,036	$10,029	$10,002
8/31/2022	$10,026	$8,874	$10,039
8/31/2023	$10,499	$8,769	$10,466
8/31/2024	$11,140	$9,408	$11,040
8/31/2025	$11,702	$9,703	$11,535
8/31/2026	$12,180	$9,887	$11,963

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	Since Inception 2/3/2021
Institutional Shares	4.09%	3.95%	3.60%
Bloomberg US Aggregate Bond Index	1.89%	(0.29)%	(0.20)%
ICE 3-Month US Treasury Bill Index	3.71%	3.65%	3.27%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 324,307,307
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 150,122
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$324,307,307 Number of Investments119 Portfolio Turnover28% Total Advisory Fees Paid$150,122
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commercial Paper	3.1%
Repurchase Agreements	9.8%
Other Repurchase Agreements	24.9%
Asset-Backed Securities	28.7%
Corporate Bonds	33.7%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 29, 2026, the Fund’s non-fundamental 80% investment policy changed to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.

     Paige Wilhelm retired on July 1, 2026. Effective upon her retirement, Ms. Wilhelm no longer serves as portfolio manager of the Fund. The other members of the management team continue to manage the Fund.

     Effective December 1, 2026, Nicholas Findley, CFA, will serve as a portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]

     Effective October 29, 2026, the Fund’s non-fundamental 80% investment policy changed to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in investment grade securities. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000224644
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Class A Shares
Trading Symbol	FHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to performance relative to the Index, with exposure to primarily A-2-rated variable rate securities as well as AA-rated and A-rated fixed-rate securities or equivalent issuer ratings, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked, contributed to relative Fund performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated from 2.04% to 2.61%. Within this, specific sector contributions were from the General Obligation-Local and Industrial Development/Pollution Control Revenue sectors.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, was a minor detractor from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs which fluctuated over a wide range, averaged 2.44% during the period as the Federal Reserve lowered rates by 75 basis points.

  Duration management was a minor detractor from relative Fund performance. The Fund’s weighted average maturity (WAM) averaged approximately 100 days during the fiscal year, slightly longer than the duration of the Index, where yields ranged from 2.19% to 2.76% and ended the period higher by 26 basis points at 2.61%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,133	$10,091	$11,031
8/31/2026	$11,413	$10,511	$11,317

Average Annual Return [Table Text Block]
Table Summary
Fund/IndexFootnote Reference*	1 Year	5 Years	Since Inception 2/3/2021
Class A Shares	2.51%	2.65%	2.40%
S&P Municipal Bond Index	4.16%	0.79%	0.90%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.59%	2.50%	2.24%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 598,220,419
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 467,648
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$598,220,419 Number of Investments168 Portfolio Turnover69% Total Advisory Fees Paid$467,648
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Port	0.3%
General Obligation- State	0.7%
Higher Education	0.9%
Prepaid Gas Utility	1.3%
Dedicated Tax	2.7%
Electric & Gas	7.6%
Airport	7.8%
Multi-Family Housing	8.1%
Hospital	11.8%
General Obligation- Local	20.5%
Industrial Development/Pollution Control	22.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or more	21.5%
91-180 Days	9.4%
31-90 Days	7.3%
8-30 Days	2.6%
1-7 Days	59.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities. This policy may not be changed without shareholder approval.

     Effective December 5, 2025, Timothy Palmer serves as a portfolio manager of the Fund.

     Mary Jo Ochson retired on April 2, 2026. Effective upon her retirement, Ms. Ochson no longer serves as portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]

     Effective October 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities. This policy may not be changed without shareholder approval.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation
C000224643
Shareholder Report [Line Items]
Fund Name	Federated Hermes Conservative Municipal Microshort Fund
Class Name	Institutional Shares
Trading Symbol	FHMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Conservative Municipal Microshort Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes made to the Fund during the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the S&P Municipal Bond Index, a required broad-based index which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income consistent with preservation of capital with an emphasis on maintaining liquidity on a tax-exempt basis.

Top Contributors to Performance

  Credit allocation contributed positively to performance relative to the Index, with exposure to primarily A-2-rated variable rate securities as well as AA-rated and A-rated fixed-rate securities or equivalent issuer ratings, all of which are excluded from the AAA-rated Index.

  Selective yield curve allocations to high quality, longer than Index bond/note maturities of approximately six months to two years (though largely one year) during periods when short-term municipal market yields peaked, contributed to relative Fund performance. The 1-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated from 2.04% to 2.61%. Within this, specific sector contributions were from the General Obligation-Local and Industrial Development/Pollution Control Revenue sectors.

Top Detractors from Performance

  A significant allocation to daily and weekly Variable-Rate Demand Notes (“VRDNs”), important components for both liquidity and duration management, was a minor detractor from relative performance. The 7-day SIFMA Index rate, a proxy for weekly VRDNs which fluctuated over a wide range, averaged 2.44% during the period as the Federal Reserve lowered rates by 75 basis points.

  Duration management was a minor detractor from relative Fund performance. The Fund’s weighted average maturity (WAM) averaged approximately 100 days during the fiscal year, slightly longer than the duration of the Index, where yields ranged from 2.19% to 2.76% and ended the period higher by 26 basis points at 2.61%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	S&P Municipal Bond Index	Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index
2/3/2021	$10,000	$10,000	$10,000
8/31/2021	$10,016	$10,106	$10,004
8/31/2022	$10,076	$9,289	$10,072
8/31/2023	$10,397	$9,456	$10,367
8/31/2024	$10,801	$10,047	$10,717
8/31/2025	$11,147	$10,091	$11,031
8/31/2026	$11,445	$10,511	$11,317

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	Since Inception 2/3/2021
Institutional Shares	2.67%	2.70%	2.45%
S&P Municipal Bond Index	4.16%	0.79%	0.90%
Bloomberg BVAL Municipal Yield Curve (Callable) 3-Month Index	2.59%	2.50%	2.24%

Performance Inception Date	Feb. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/FundInformation
AssetsNet	$ 598,220,419
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 467,648
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$598,220,419 Number of Investments168 Portfolio Turnover69% Total Advisory Fees Paid$467,648
Holdings [Text Block]

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Port	0.3%
General Obligation- State	0.7%
Higher Education	0.9%
Prepaid Gas Utility	1.3%
Dedicated Tax	2.7%
Electric & Gas	7.6%
Airport	7.8%
Multi-Family Housing	8.1%
Hospital	11.8%
General Obligation- Local	20.5%
Industrial Development/Pollution Control	22.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or more	21.5%
91-180 Days	9.4%
31-90 Days	7.3%
8-30 Days	2.6%
1-7 Days	59.0%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities. This policy may not be changed without shareholder approval.

     Effective December 5, 2025, Timothy Palmer serves as a portfolio manager of the Fund.

     Mary Jo Ochson retired on April 2, 2026. Effective upon her retirement, Ms. Ochson no longer serves as portfolio manager of the Fund.

Material Fund Change Strategies [Text Block]

     Effective October 31, 2026, the Fund’s non-fundamental 80% investment policy will change to the following:  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade securities, the income from which is exempt from federal regular income tax. For purposes of the Fund’s investment strategy, the Fund will define “conservative” as investment-grade fixed income securities. This policy may not be changed without shareholder approval.

Summary of Change Legend [Text Block]

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/FundInformation